CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Fixed maturities, amortized cost	$ 26,137,960	$ 24,002,893
Equity securities, cost	345,874	349,605
Mortgage loans, related to securitizations	858,139	934,655
Investment real estate, accumulated depreciation	1,547	1,200
Accounts and premiums receivable, allowance for uncollectible amounts	3,899	4,330
Property and equipment, accumulated depreciation	134,924	130,576
Preferred Stock, par value (in dollars per share)	$ 1	$ 1
Preferred Stock, shares authorized	4,000,000	4,000,000
Preferred Stock, shares Issued (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.50	$ 0.50
Common Stock, shares authorized	160,000,000	160,000,000
Common Stock, shares issued	88,776,960	88,776,960
Treasury stock, shares	7,107,765	3,108,983
Net unrealized gains (losses) on investments, income tax	589,132	202,955
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(18,428)	(5,223)
Accumulated loss - derivatives, income tax	(4,111)	(6,355)
Postretirement benefits liability adjustment, income tax	$ (35,970)	$ (25,612)